Consolidated Balance Sheets - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 48,163,701	$ 76,878,134	$ 25,185,681
Accounts receivable	118,650,575	78,619,230	53,016,649
Inventory	17,967,948	13,239,037	7,672,646
Prepaid and other current assets	9,759,439	12,678,423	4,915,277
Total current assets	194,541,663	181,414,824	90,790,253
Equipment and other fixed assets, net	87,300,924	63,559,080	61,601,350
Goodwill	340,806,853	266,790,518	202,436,212
Other assets	5,670,301	6,851,892	5,049,628
Deferred tax assets	33,518,857	27,505,379	9,079,190
Total Assets	661,838,598	546,121,693	368,956,633
Current liabilities:
Accounts payable and accrued expenses	136,071,887	102,728,093	85,558,419
Current portion of capital lease obligations	20,421,195	19,749,854	20,814,404
Current portion of long-term debt	2,615,705	1,721,132	7,089,976
Contract liabilities	15,584,066	9,556,423	7,508,428
Other liabilities	16,459,388	17,138,684	14,705,719
Total current liabilities	191,152,241	150,894,186	135,676,946
Long-term debt, less current portion	463,552,896	395,111,563	127,094,723
Capital lease obligations, less current portion	165,876	233,139	172,467
Other long-term liabilities		29,131,012	3,243,839
Total Liabilities	691,285,324	575,369,900	266,187,975
Commitments and contingencies (note 14)
Members' Equity (Deficit)
Members' interest			113,274,181
Members' equity (deficit) attributable to AdaptHealth Holdings LLC			99,903,533
Noncontrolling interest in subsidiaries			2,865,125
Stockholders' Deficit
Additional paid-in capital	21,843,967	11,252,052
Accumulated deficit	(27,367,676)	(27,209,514)	(13,370,648)
Accumulated other comprehensive income	(5,139,138)	1,431,029
Total stockholders' deficit attributable to AdaptHealth Corp.	(10,655,455)	(14,519,195)
Noncontrolling interest in subsidiaries	(18,791,271)	(14,729,012)
Total Stockholders' Equity (Deficit)	(29,446,726)	(29,248,207)	0
Total Liabilities and Stockholders' Deficit	661,838,598	546,121,693	$ 368,956,633
Class A Common Stock
Stockholders' Deficit
Common stock value	4,336	4,082
Class B Common Stock
Stockholders' Deficit
Common stock value	$ 3,056	$ 3,156